Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
March 31, 2025

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 12.2%
208 Park Avenue Mortgage Trust 2017-280P, CME Term SOFR 1 Month + 1.1800%, 5.5020%, 9/15/34ž,‡	$3,072,117	$3,021,465
A&D Mortgage Trust 2024-NQM5 A1, 5.6990%, 11/25/69ž	3,266,060	3,277,512
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49ž,‡	168,162	164,968
Angel Oak Mortgage Trust I LLC 2019-6, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59ž,‡	572,711	558,857
Angel Oak Mortgage Trust I LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65ž,‡	519,026	493,429
Angel Oak Mortgage Trust I LLC 2024-3 A1, 4.8000%, 11/26/68ž,Ç	1,420,224	1,399,876
Angel Oak Mortgage Trust I LLC 2024-5 A1, 4.9500%, 7/25/68ž,Ç	8,369,461	8,271,317
Angel Oak Mortgage Trust I LLC 2024-6 A1, 4.6500%, 11/25/67ž,Ç	9,133,677	8,950,969
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46ž	759,027	705,293
ARES CLO Ltd 2016-39A AR3, CME Term SOFR 3 Month + 1.4200%, 5.7132%, 7/20/37ž,‡	7,128,013	7,135,164
ARES CLO Ltd 2019-53A A1R, CME Term SOFR 3 Month + 1.2800%, 5.5766%, 10/24/36ž,‡	10,419,000	10,418,861
ARES CLO Ltd 2021-60A A, CME Term SOFR 3 Month + 1.3816%, 5.6748%, 7/18/34ž,‡	1,719,000	1,720,160
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28ž	279,205	278,349
Asset Based Lending LLC 2024-RTL1 A1, 6.0750%, 9/25/29ž,Ç	2,758,000	2,754,963
Babson CLO Ltd LP-5A A, CME Term SOFR 3 Month + 1.2200%, 5.5132%, 1/22/35ž,‡	8,736,327	8,726,326
Ballyrock Ltd 2020-14A A1AR, CME Term SOFR 3 Month + 1.3800%, 5.6732%, 7/20/37ž,‡	11,524,460	11,526,370
Ballyrock Ltd 2020-14A A1BR, CME Term SOFR 3 Month + 1.5800%, 5.8732%, 7/20/37ž,‡	1,845,969	1,846,457
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E, 1.2731%, 7/27/50ž,‡	2,374,000	1,911,992
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 E, 0.4965%, 1/27/50ž,‡	3,322,516	2,845,311
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 E, 1.2626%, 11/27/48ž,‡	760,000	719,453
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 F, 1.1848%, 11/27/48ž,‡	1,497,000	1,405,390
Barclays Commercial Mortgage Securities LLC 2015-SRCH, 4.1970%, 8/10/35ž	2,528,000	2,463,875
Benefit Street Partners CLO Ltd 2018-15A A1R, CME Term SOFR 3 Month + 1.3900%, 5.6920%, 7/15/37ž,‡	6,911,000	6,914,599
BLP Commercial Mortgage Trust 2025-IND A, CME Term SOFR 1 Month + 1.2000%, 5.5192%, 3/17/42ž,‡	8,829,000	8,760,495
BPR Trust 2022-OANA A, CME Term SOFR 1 Month + 1.8980%, 6.2172%, 4/15/37ž,‡	6,361,000	6,360,995
BPR Trust 2023-BRK2 A, 6.8990%, 10/5/38ž,‡	7,145,000	7,422,137
BPR Trust 2024-PMDW A, 5.3580%, 11/5/41ž,‡	9,912,470	9,952,734
BPR Trust 2024-PMDW D, 5.8500%, 11/5/41ž,‡	3,827,000	3,760,633
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41ž	1,121,000	1,035,985
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41ž	2,229,000	2,058,276
BX Commercial Mortgage Trust 2021-LBA AJV, CME Term SOFR 1 Month + 0.9145%, 5.2345%, 2/15/36ž,‡	5,213,000	5,183,605
BX Commercial Mortgage Trust 2021-LBA AV, CME Term SOFR 1 Month + 0.9145%, 5.2345%, 2/15/36ž,‡	6,853,553	6,814,907
BX Commercial Mortgage Trust 2021-VINO A, CME Term SOFR 1 Month + 0.7668%, 5.0858%, 5/15/38ž,‡	1,036,224	1,031,581
BX Commercial Mortgage Trust 2021-VOLT B, CME Term SOFR 1 Month + 1.0645%, 5.3837%, 9/15/36ž,‡	5,286,000	5,238,383
BX Commercial Mortgage Trust 2021-VOLT D, CME Term SOFR 1 Month + 1.7645%, 6.0837%, 9/15/36ž,‡	4,869,000	4,808,436
BX Commercial Mortgage Trust 2022-FOX2 A2, CME Term SOFR 1 Month + 0.7492%, 5.0684%, 4/15/39ž,‡	4,756,437	4,717,146
BX Commercial Mortgage Trust 2023-VLT3 A, CME Term SOFR 1 Month + 1.9400%, 6.2592%, 11/15/28ž,‡	6,432,194	6,423,955
BX Commercial Mortgage Trust 2023-VLT3 B, CME Term SOFR 1 Month + 2.6890%, 7.0082%, 11/15/28ž,‡	5,516,812	5,434,090
BX Commercial Mortgage Trust 2024-AIR2 A, CME Term SOFR 1 Month + 1.4923%, 5.8043%, 10/15/41ž,‡	9,487,000	9,491,823

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2024-AIRC A, CME Term SOFR 1 Month + 1.6912%, 6.0104%, 8/15/39ž,‡	$13,026,000	$13,035,228
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.9091%, 8/15/39ž,‡	4,026,000	4,022,883
BX Commercial Mortgage Trust 2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 7.1960%, 10/15/41ž,‡	10,411,568	10,419,207
BX Commercial Mortgage Trust 2024-GPA3 A, CME Term SOFR 1 Month + 1.2928%, 5.6120%, 12/15/39ž,‡	5,675,836	5,658,452
BX Commercial Mortgage Trust 2024-GPA3 B, CME Term SOFR 1 Month + 1.6423%, 5.9615%, 12/15/39ž,‡	3,925,271	3,916,119
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 5.8106%, 7/15/29ž,‡	8,689,450	8,642,801
BX Commercial Mortgage Trust 2024-VLT5 A, 5.0497%, 11/13/46ž,‡	11,808,000	11,681,780
BX Commercial Mortgage Trust 2024-VLT5 B, 5.4147%, 11/13/46ž,‡	2,774,000	2,756,473
BX Commercial Mortgage Trust 2024-VLT5 C, 5.7792%, 11/13/46ž,‡	1,468,000	1,453,264
BX Commercial Mortgage Trust 2025-DIME A, CME Term SOFR 1 Month + 1.1500%, 5.4692%, 2/15/35ž,‡	8,630,000	8,553,266
BX Commercial Mortgage Trust 2025-ROIC A, CME Term SOFR 1 Month + 1.1438%, 5.4630%, 3/15/30ž,‡	11,030,000	10,947,365
BX Commercial Mortgage Trust 2025-ROIC B, CME Term SOFR 1 Month + 1.3935%, 5.7127%, 3/15/30ž,‡	2,414,000	2,392,907
BX Commercial Mortgage Trust 2025-SPOT A, CME Term SOFR 1 Month + 1.4434%, 5.7634%, 4/16/40ž,‡	4,400,000	4,396,871
BXP Trust 2017-GM, 3.3790%, 6/13/39ž	1,140,000	1,097,165
Carlyle Global Markets Strategies 2017-3A A1R2, CME Term SOFR 3 Month + 1.4000%, 5.6932%, 10/21/37ž,‡	8,417,000	8,427,556
CART 2024-DFW1 A, CME Term SOFR 1 Month + 1.6417%, 5.9609%, 8/15/41ž,‡	5,952,000	5,927,281
CART 2024-DFW1 B, CME Term SOFR 1 Month + 2.2908%, 6.6100%, 8/15/41ž,‡	4,376,181	4,340,564
CBAM CLO Management 2019-11RA A1, CME Term SOFR 3 Month + 1.4416%, 5.7348%, 1/22/35ž,‡	4,973,000	4,966,525
CBAM CLO Management 2019-11RA B, CME Term SOFR 3 Month + 2.0116%, 6.3048%, 1/22/35ž,‡	2,006,778	1,996,728
Cedar Funding Ltd 2018-9A AR, CME Term SOFR 3 Month + 1.4200%, 5.7132%, 7/20/37ž,‡	8,839,000	8,853,635
CENT Trust 2023-CITY A, CME Term SOFR 1 Month + 2.6200%, 6.9392%, 9/15/38ž,‡	7,203,000	7,214,205
CF Hippolyta Issuer LLC 2020-1 A1, 1.6900%, 7/15/60ž	3,021,782	2,982,677
CF Hippolyta Issuer LLC 2020-1 B1, 2.2800%, 7/15/60ž	305,814	300,966
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61ž	4,384,266	4,190,653
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61ž	1,655,880	1,557,448
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	5,533,064	5,541,970
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62ž	15,932,112	16,049,207
Chase Mortgage Finance Corp 2021-CL1 M1, US 30 Day Average SOFR + 1.2000%, 5.5397%, 2/25/50ž,‡	3,783,522	3,685,968
CIFC Funding Ltd 2014-2RA AR, CME Term SOFR 3 Month + 1.3600%, 5.6566%, 10/26/37ž,‡	10,170,000	10,175,121
CIFC Funding Ltd 2014-5A A1R3, CME Term SOFR 3 Month + 1.3800%, 5.6829%, 7/17/37ž,‡	12,662,000	12,650,707
CIFC Funding Ltd 2018-3A A, CME Term SOFR 3 Month + 1.3616%, 5.6548%, 7/18/31ž,‡	2,441,498	2,439,502
CIFC Funding Ltd 2021-7A B, CME Term SOFR 3 Month + 1.8616%, 6.1520%, 1/23/35ž,‡	1,621,184	1,618,536
COLT Funding LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.2000%, 1.5060%, 4/27/65ž,‡	115,985	112,247
COMM Mortgage Trust 2024-WCL1 A, CME Term SOFR 1 Month + 1.8410%, 6.1602%, 6/15/41ž,‡	8,490,370	8,424,057
Compass Datacenters Issuer III LLC 2025-1A A2, 5.6560%, 2/25/50ž	7,338,000	7,406,445
Compass Datacenters Issuer III LLC 2025-2A A2, 5.8350%, 2/25/50ž	4,569,000	4,632,396
Connecticut Avenue Securities Trust 2021-R01 1M2, US 30 Day Average SOFR + 1.5500%, 5.8897%, 10/25/41ž,‡	374,989	375,190
Connecticut Avenue Securities Trust 2021-R02 2M2, US 30 Day Average SOFR + 2.0000%, 6.3397%, 11/25/41ž,‡	12,768,015	12,811,378
Connecticut Avenue Securities Trust 2021-R03 1M1, US 30 Day Average SOFR + 0.8500%, 5.1897%, 12/25/41ž,‡	921,809	919,523
Connecticut Avenue Securities Trust 2021-R03 1M2, US 30 Day Average SOFR + 1.6500%, 5.9897%, 12/25/41ž,‡	3,397,000	3,396,999
Connecticut Avenue Securities Trust 2022-R02 2M2, US 30 Day Average SOFR + 3.0000%, 7.3397%, 1/27/42ž,‡	4,661,000	4,754,879

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 6.2397%, 4/25/42ž,‡	$1,438,263	$1,443,940
Connecticut Avenue Securities Trust 2022-R05 2M2, US 30 Day Average SOFR + 3.0000%, 7.3397%, 4/25/42ž,‡	2,737,000	2,795,128
Connecticut Avenue Securities Trust 2022-R09 2M1, US 30 Day Average SOFR + 2.5000%, 6.8357%, 9/25/42ž,‡	3,704,863	3,758,276
Connecticut Avenue Securities Trust 2023-R04 1M1, US 30 Day Average SOFR + 2.3000%, 6.6357%, 5/25/43ž,‡	3,622,043	3,688,988
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 6.0397%, 7/27/43ž,‡	2,788,823	2,796,570
Connecticut Avenue Securities Trust 2023-R07 2M1, US 30 Day Average SOFR + 1.9500%, 6.2857%, 9/25/43ž,‡	1,326,669	1,332,072
Connecticut Avenue Securities Trust 2023-R08 1M1, US 30 Day Average SOFR + 1.5000%, 5.8397%, 10/26/43ž,‡	2,655,115	2,658,463
Connecticut Avenue Securities Trust 2024-R01 1M1, US 30 Day Average SOFR + 1.0500%, 5.3897%, 1/25/44ž,‡	2,589,945	2,584,501
Connecticut Avenue Securities Trust 2024-R03 2M1, US 30 Day Average SOFR + 1.1500%, 5.4857%, 3/25/44ž,‡	1,705,241	1,703,183
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 5.4397%, 5/25/44ž,‡	2,295,838	2,291,295
Connecticut Avenue Securities Trust 2024-R05 2M1, US 30 Day Average SOFR + 1.0000%, 5.3397%, 7/25/44ž,‡	1,612,831	1,610,190
Connecticut Avenue Securities Trust 2025-R01 1M1, US 30 Day Average SOFR + 1.1000%, 5.4357%, 1/25/45ž,‡	1,614,113	1,610,412
Connecticut Avenue Securities Trust 2025-R02 1M1, US 30 Day Average SOFR + 1.1500%, 5.4857%, 2/27/45ž,‡	3,060,724	3,054,693
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30ž	137,808	137,862
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A, 7.4800%, 3/15/32ž	1,834,871	1,857,694
CRB Securitization Trust 2023-1 A, 6.9600%, 10/20/33ž	428,488	430,628
Croton Park CLO Ltd, CME Term SOFR 3 Month + 1.5600%, 6.2097%, 10/15/36ž,‡	5,745,000	5,741,894
CyrusOne Data Centers Issuer I LLC 2023-1A B, 5.4500%, 4/20/48ž	1,551,735	1,530,049
CyrusOne Data Centers Issuer I LLC 2023-2A A2, 5.5600%, 11/20/48ž	2,249,382	2,250,801
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49ž	3,355,063	3,277,955
CyrusOne Data Centers Issuer I LLC 2024-2A A2, 4.5000%, 5/20/49ž	1,200,000	1,155,252
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49ž	11,661,000	11,052,402
DATA Mortgage Trust 2024-CTR2 A, 5.2990%, 5/10/46ž,‡	2,393,509	2,355,030
DB Master Finance LLC 2021-1A A23, 2.7910%, 11/20/51ž	1,251,945	1,071,142
DB Master Finance LLC 2021-1A A2II, 2.4930%, 11/20/51ž	1,673,775	1,538,117
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49ž	4,917,000	4,653,724
DROP Mortgage Trust 2021-FILE A, CME Term SOFR 1 Month + 1.2645%, 5.5835%, 10/15/43ž,‡	2,133,961	2,020,296
Ellington Financial Mortgage Trust 2025-CES1 A1A, 5.7260%, 1/25/60ž,Ç	4,034,765	4,044,490
Elmwood CLO VI Ltd 2020-3A ARR, CME Term SOFR 3 Month + 1.3800%, 5.6732%, 7/20/37ž,‡	13,821,000	13,828,727
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	497,293	494,076
Extended Stay America Trust 2021-ESH A, CME Term SOFR 1 Month + 1.1945%, 5.5135%, 7/15/38ž,‡	2,238,999	2,237,628
Fannie Mae REMICS, 3.0000%, 5/25/48	1,879,850	1,669,682
Fannie Mae REMICS, 3.0000%, 11/25/49	2,396,568	2,143,034
FIGRE Trust 2024-HE1 A, 6.1650%, 3/25/54ž,‡	3,425,534	3,484,440
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54ž,‡	3,149,202	3,201,316
FIGRE Trust 2024-HE3 A, 5.9370%, 7/25/54ž,‡	2,190,026	2,208,012
FIGRE Trust 2024-HE4 A, 5.0560%, 9/25/54ž,‡	4,216,622	4,178,647
FIGRE Trust 2025-HE2 A, 5.7750%, 3/25/55ž,‡	4,566,000	4,566,000
Finance of America Structured Securities Trust 2025-S1 A1, 3.5000%, 2/25/75ž	3,575,379	3,395,184
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51ž,‡	5,288,817	4,481,238
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60ž,‡	1,062,761	1,042,891
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M2, US 30 Day Average SOFR + 1.5000%, 5.8397%, 10/25/41ž,‡	1,685,289	1,685,567
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M1, US 30 Day Average SOFR + 0.8500%, 5.1897%, 11/25/41ž,‡	1,474,459	1,468,857
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 6.4397%, 9/25/41ž,‡	1,806,722	1,818,413
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M1, US 30 Day Average SOFR + 0.9500%, 5.2897%, 12/25/41ž,‡	4,626,979	4,604,909
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M2, US 30 Day Average SOFR + 2.3500%, 6.6897%, 12/25/41ž,‡	2,293,831	2,311,196
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M1A, US 30 Day Average SOFR + 1.3000%, 5.6397%, 2/25/42ž,‡	635,017	635,310

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA3 M1A, US 30 Day Average SOFR + 2.0000%, 6.3397%, 4/25/42ž,‡	$749,394	$755,305
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A, US 30 Day Average SOFR + 2.1000%, 6.4397%, 3/25/42ž,‡	3,593,459	3,611,739
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A, US 30 Day Average SOFR + 2.3000%, 6.6397%, 8/25/42ž,‡	1,382,751	1,406,014
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 6.4357%, 4/27/43ž,‡	1,582,733	1,603,432
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 6.3397%, 6/25/43ž,‡	299,434	300,572
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 6.1897%, 11/25/43ž,‡	2,550,457	2,560,778
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 5.5397%, 5/25/44ž,‡	3,965,692	3,960,145
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA3 M1, US 30 Day Average SOFR + 1.0000%, 5.3397%, 10/25/44ž,‡	1,607,091	1,604,051
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA1 M1, US 30 Day Average SOFR + 1.0500%, 5.3897%, 1/25/45ž,‡	3,206,864	3,197,721
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-HQA1 M1, US 30 Day Average SOFR + 1.1500%, 5.4897%, 2/27/45ž,‡	7,373,722	7,361,331
FREMF Mortgage Trust 2023-K511 C, 5.6346%, 11/25/28ž,‡	1,838,000	1,684,553
GCAT 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	5,536,516	4,704,289
GCAT 2023-INV1 A1, 6.0000%, 8/25/53ž,‡	6,398,720	6,410,844
Gracie Point International Funding 2024-1A A, US 90 Day Average SOFR + 1.7000%, 6.1218%, 3/1/28ž,‡	2,783,000	2,787,885
Great Wolf Trust 2024-WLF2 A, CME Term SOFR 1 Month + 1.6912%, 6.0104%, 5/15/41ž,‡	10,398,000	10,397,392
GS Mortgage Securities Trust 2025-800D A, CME Term SOFR 1 Month + 2.6500%, 6.9699%, 11/19/29ž,‡	11,841,000	11,841,000
Highbridge Loan Management Ltd 2021-16A B, CME Term SOFR 3 Month + 1.9616%, 6.2520%, 1/23/35ž,‡	1,569,525	1,571,353
Homeward Opportunities Fund I Trust 2024-RRTL2 A1, 5.9890%, 9/25/39ž,Ç	4,070,000	4,084,341
Homeward Opportunities Fund I Trust 2024-RTL1 A1, 7.1200%, 7/25/29ž,Ç	9,130,000	9,183,990
Homeward Opportunities Fund I Trust 2025-RRTL1 A1, 5.4760%, 3/25/40ž,Ç	6,822,000	6,827,436
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	2,826,661	2,736,047
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34ž	1,165,688	1,155,279
Hudson's Bay Simon JV Trust 2015-HB7 B7, 4.6662%, 8/5/34ž	270,000	267,583
KRE Commercial Mortgage Trust 2025-AIP4 A, CME Term SOFR 1 Month + 1.3000%, 5.6200%, 3/17/42ž,‡	7,547,000	7,512,612
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27ž	881,281	881,864
LBA Trust 2024-BOLT A, CME Term SOFR 1 Month + 1.5911%, 5.9103%, 6/15/39ž,‡	6,949,352	6,932,021
LCM LP 24A AR, CME Term SOFR 3 Month + 1.2416%, 5.5348%, 3/20/30ž,‡	316,564	316,296
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27ž	1,213,066	1,206,661
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28ž	1,208,806	1,224,137
Lex Commercial Loan Master Trust 2024-BBG A, 4.8736%, 10/13/33ž,‡	2,200,000	2,184,150
LHOME Mortgage Trust 2022-RTL3 A1, 8.1500%, 11/25/27ž,Ç	5,525,325	5,532,119
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	2,268,288	2,293,756
LHOME Mortgage Trust 2024-RTL3 A1, 6.9000%, 5/25/29ž,Ç	2,894,523	2,927,206
LHOME Mortgage Trust 2024-RTL4 A1, 5.9210%, 7/25/39ž,Ç	8,728,504	8,758,723
Life Financial Services Trust 2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 5.5335%, 3/15/38ž,‡	2,990,400	2,961,600
Life Financial Services Trust 2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 5.6144%, 5/15/39ž,‡	11,353,000	10,988,081
Life Financial Services Trust 2022-BMR2 B, CME Term SOFR 1 Month + 1.7939%, 6.1131%, 5/15/39ž,‡	1,854,000	1,696,243
M&T Equipment Notes 2023-1A A2, 6.0900%, 7/15/30ž	460,502	460,917
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30ž	1,785,000	1,798,458
Madison Park Funding Ltd 2019-34A A2RR, CME Term SOFR 3 Month + 1.6000%, 5.9076%, 10/16/37ž,‡	4,190,000	4,180,305
Madison Park Funding Ltd 2019-35A A1R, CME Term SOFR 3 Month + 1.2516%, 5.5448%, 4/20/32ž,‡	10,341,161	10,334,733
Madison Park Funding Ltd 2022-55A A1R, CME Term SOFR 3 Month + 1.3600%, 5.6532%, 7/20/37ž,‡	10,487,139	10,492,438
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33ž	964,871	968,353
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51ž,‡	2,838,743	2,640,653
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51ž,‡	3,599,279	3,349,012
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2, 3.0000%, 3/25/52ž,‡	2,121,025	1,802,013

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Mello Mortgage Capital Acceptance Trust 2024-SD1 A1, 4.0000%, 4/25/54ž,Ç	$2,903,145	$2,832,210
MHC Commercial Mortgage Trust 2021-MHC A, CME Term SOFR 1 Month + 0.9154%, 5.2344%, 4/15/38ž,‡	2,352,025	2,342,901
MHC Commercial Mortgage Trust 2021-MHC C, CME Term SOFR 1 Month + 1.4654%, 5.7844%, 4/15/38ž,‡	3,486,153	3,470,366
NCMF Trust 2022-MFP A, CME Term SOFR 1 Month + 1.7420%, 6.0612%, 3/15/39ž,‡	3,432,000	3,405,841
New Economy Assets Phase 1 Issuer LLC 2021-1 B1, 2.4100%, 10/20/61ž	2,779,000	2,513,357
New Residential Mortgage Loan Trust 2018-2, Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58ž,‡	287,681	278,514
New Residential Mortgage Loan Trust 2024-NQM2 A1, US 30 Day Average SOFR + 0.1400%, 5.1170%, 9/25/64ž,‡	5,635,794	5,602,844
New Residential Mortgage Loan Trust 2024-RTL2 A1, 5.4430%, 9/25/39ž,Ç	3,319,000	3,298,892
NRTH PARK Mortgage Trust 2024-PARK A, CME Term SOFR 1 Month + 1.6413%, 5.9605%, 3/15/41ž,‡	12,462,000	12,473,640
NRZ Excess Spread Collateralized Notes 2020-PLS1 A, 3.8440%, 12/25/25ž	533,032	523,381
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26ž	1,189,393	1,141,509
NRZ Excess Spread Collateralized Notes 2024-FNT1 A, 7.3980%, 11/25/31ž,Ç	4,650,620	4,695,718
Oak Hill Credit Partners 2021-9A A2R, CME Term SOFR 3 Month + 1.5800%, 5.8732%, 10/19/37ž,‡	6,022,000	6,014,015
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50ž	3,450,072	3,345,716
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38§	1,616,000	1,614,978
Oceanview Mortgage Trust 2021-5 AF, US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51ž,‡	3,949,565	3,658,199
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51ž,‡	3,072,763	2,611,495
OCP CLO Ltd 2020-8RA AR, CME Term SOFR 3 Month + 1.2500%, 5.5529%, 10/17/36ž,‡	8,736,327	8,737,079
Octagon Investment Partners 42 Ltd 2019-3A A2RR, CME Term SOFR 3 Month + 1.5600%, 5.8620%, 7/15/37ž,‡	900,034	899,748
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	1,308,619	1,112,176
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51ž,‡	3,462,891	2,928,219
OPEN Trust 2023-AIR A, CME Term SOFR 1 Month + 3.0891%, 7.4083%, 11/15/40ž,‡	2,063,490	2,069,551
OPEN Trust 2023-AIR C, CME Term SOFR 1 Month + 5.2359%, 9.5551%, 11/15/40ž,‡	1,438,086	1,439,421
Pretium Mortgage Credit Partners LLC 2025-RPL1 A1, 4.0000%, 7/25/69ž,Ç	4,483,856	4,285,954
Pretium Mortgage Credit Partners LLC 2025-RPL2 A1, 4.0000%, 8/25/64ž,Ç	4,855,000	4,640,352
PRP Advisors LLC 2020-4 A1, 6.6100%, 10/25/25ž,Ç	1,925,311	1,928,101
PRP Advisors LLC 2022-2 A1, 8.0000%, 3/25/27ž,Ç	5,803,464	5,810,053
PRP Advisors LLC 2024-RCF2 A1, 3.7500%, 3/25/54ž,Ç	1,906,467	1,853,644
Regatta Funding 2018-1A AR, CME Term SOFR 3 Month + 1.4000%, 5.7029%, 7/17/37ž,‡	11,756,718	11,766,255
Regatta XXIII Funding Ltd 2021-4A B, CME Term SOFR 3 Month + 1.9616%, 6.2548%, 1/22/35ž,‡	1,732,772	1,734,621
RR Ltd 2022-21A A1AR, CME Term SOFR 3 Month + 1.4000%, 5.7020%, 7/15/39ž,‡	7,128,013	7,133,996
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53ž,‡	8,038,099	8,276,826
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53ž,‡	4,444,280	4,558,188
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54ž,‡	2,964,619	2,988,565
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54ž,‡	3,402,804	3,436,401
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A1, 7.4390%, 7/25/30ž,Ç	6,625,667	6,663,706
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32ž	278,022	278,011
Santander Bank Auto Credit-Linked Notes 2022-B A2, 5.5870%, 8/16/32ž	530,116	533,012
SCG Hotel Issuer Inc 2025-DLFN A, CME Term SOFR 1 Month + 1.2000%, 5.5100%, 3/15/35ž,‡	10,048,000	9,979,922
SELF Commercial Mortgage Trust 2024-STRG A, CME Term SOFR 1 Month + 1.5423%, 5.8615%, 11/15/34ž,‡	9,852,000	9,830,821
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43ž,‡	549,648	451,421
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50ž,‡	200,919	177,719
Sixth Street CLO Ltd 2017-9A AR, CME Term SOFR 3 Month + 1.3800%, 5.6732%, 7/21/37ž,‡	8,897,000	8,910,345
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 5.3200%, 1/15/39ž,‡	11,242,000	11,156,133
SREIT Trust 2021-MFP A, CME Term SOFR 1 Month + 0.8453%, 5.1645%, 11/15/38ž,‡	625,300	621,161
SWCH Commercial Mortgage Trust 2025-DATA A, CME Term SOFR 1 Month + 1.4429%, 5.7621%, 3/15/42ž,‡	8,948,000	8,846,758
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	6,538,537	5,862,233
TEXAS Commercial Mortgage Trust 2025-TWR A, CME Term SOFR 1 Month + 1.2931%, 5.6031%, 4/15/42ž,‡	2,757,000	2,744,179

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Texas Debt Capital CLO Ltd 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%, 5.6632%, 10/21/37ž,‡	$9,000,000	$9,005,711
THE 2023-MIC Trust 2023-MIC A, 8.4366%, 12/5/38ž,‡	5,052,469	5,489,190
The Huntington National Bank 2024-2 B1, 5.4420%, 10/20/32ž	3,242,123	3,257,759
The Huntington National Bank 2025-VTT A, 5.2704%, 3/15/38ž,‡	10,219,000	10,207,944
THL Credit Wind River CLO Ltd 2019-1A AR, CME Term SOFR 3 Month + 1.4216%, 5.7148%, 7/20/34ž,‡	2,394,000	2,392,175
Toorak Mortgage Corp 2025-RRTL1 A1, 5.5240%, 2/25/40ž,Ç	2,600,000	2,603,625
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.5797%, 12/10/33ž,‡	8,090,504	8,487,870
United Wholesale Mortgage LLC 2021-INV1 A9, US 30 Day Average SOFR + 0.9000%, 5.0000%, 8/25/51ž,‡	3,371,146	3,127,988
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45ž	5,173,000	5,090,633
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45ž	3,097,000	2,875,945
VASA Trust 2021-VASA A, CME Term SOFR 1 Month + 1.0145%, 5.3345%, 7/15/39ž,‡	2,382,000	2,306,783
Voya CLO Ltd 2024-4A A2, CME Term SOFR 3 Month + 1.5500%, 5.8432%, 7/20/37ž,‡	3,637,684	3,630,472
Wells Fargo Commercial Mortgage Trust 2021-SAVE A, CME Term SOFR 1 Month + 1.3645%, 5.6845%, 2/15/40ž,‡	556,557	553,891
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51ž	1,282,283	1,163,085
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51ž	3,565,081	3,099,353
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36ž	476,570	469,220
Westlake Automobile Receivable Trust 2023-3A A2A, 5.9600%, 10/15/26ž	304,884	305,063
Woodward Capital Management 2021-3 A21, US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51ž,‡	2,480,477	2,290,244
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43ž,‡	1,871,721	1,880,462
Woodward Capital Management 2023-CES3 A1A, 7.1130%, 11/25/43ž,‡	3,068,372	3,114,980
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44ž,‡	3,938,739	3,956,417
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44ž,‡	10,991,474	11,058,571
Woodward Capital Management 2024-CES3 A1A, 6.5910%, 5/25/44ž,‡	4,284,426	4,336,759
Woodward Capital Management 2024-CES5 A1A, 5.8460%, 8/25/44ž,Ç	7,448,164	7,476,840
Woodward Capital Management 2024-CES6 A1A, 5.3440%, 9/25/44ž,Ç	5,738,394	5,718,142
Woodward Capital Management 2024-CES7 A1A, 5.1580%, 10/25/44ž,Ç	9,163,110	9,104,452
Woodward Capital Management 2024-CES8 A1A, 5.4896%, 11/25/44ž,Ç	5,489,575	5,484,831
Woodward Capital Management 2024-CES9 A1A, 5.5820%, 12/25/44ž,Ç	4,716,450	4,719,374
Woodward Capital Management 2025-CES1 A1A, 5.6530%, 1/25/45ž,Ç	2,055,899	2,059,824
Woodward Capital Management 2025-CES2 A1A, 5.5030%, 2/25/55ž,Ç	5,810,271	5,810,569
Woodward Capital Management 2025-CES3 A1A, 5.5530%, 3/25/55ž,Ç	2,565,000	2,568,651
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $1,062,311,285)		1,061,212,856
Bank Loans and Mezzanine Loans – 0.7%
Capital Goods – 0.1%
EMRLD Borrower LP, CME Term SOFR 3 Month + 2.5000%, 6.7992%, 8/4/31‡	10,362,276	10,256,788
Consumer Cyclical – 0.1%
Belron Finance 2019 LLC, CME Term SOFR 3 Month + 2.7500%, 7.0519%, 10/16/31‡	4,453,620	4,439,725
Consumer Non-Cyclical – 0.1%
Medline Borrower LP, CME Term SOFR 1 Month + 2.2500%, 6.5749%, 10/23/28‡	8,114,225	8,095,643
Electric – 0.2%
Alpha Generation LLC, CME Term SOFR 1 Month + 2.7500%, 7.0749%, 9/30/31‡	5,227,897	5,222,199
Lightning Power LLC, CME Term SOFR 3 Month + 2.2500%, 6.5492%, 8/18/31‡	9,560,040	9,494,936
		14,717,135
Technology – 0.1%
Amazon Holdco Inc, CME Term SOFR 1 Month + 2.2500%, 6.5749%, 9/29/31‡	6,204,000	5,986,860
Transportation – 0.1%
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 1.7500%, 6.0492%, 4/10/31‡	13,059,626	12,930,727
Total Bank Loans and Mezzanine Loans (cost $56,868,036)		56,426,878
Corporate Bonds – 14.3%
Banking – 4.3%
Bank of America Corp, SOFR + 1.0000%, 5.1620%, 1/24/31‡	16,431,000	16,657,484
Bank of America Corp, SOFR + 1.8400%, 5.8720%, 9/15/34‡	6,100,000	6,365,661
Bank of America Corp, SOFR + 1.6970%, 5.7440%, 2/12/36‡	27,060,000	27,008,314
Bank of New York Mellon Corp/The, SOFR + 1.0260%, 4.9470%, 4/26/27‡	4,390,000	4,412,755
Bank of New York Mellon Corp/The, SOFR + 1.5980%, 6.3170%, 10/25/29‡	3,794,000	4,013,804
Bank of New York Mellon Corp/The, SOFR + 1.8450%, 6.4740%, 10/25/34‡	7,801,000	8,520,995
BNP Paribas SA, SOFR + 1.2280%, 2.5910%, 1/20/28ž,‡	3,776,000	3,635,173

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Banking – (continued)
Capital One Financial Corp, SOFR + 2.6400%, 6.3120%, 6/8/29‡	$3,004,000	$3,123,757
Capital One Financial Corp, SOFR + 1.9050%, 5.7000%, 2/1/30‡	1,796,000	1,834,617
Capital One Financial Corp, SOFR + 3.0700%, 7.6240%, 10/30/31‡	6,330,000	7,049,811
Capital One Financial Corp, SOFR + 1.9900%, 5.8840%, 7/26/35‡	8,321,000	8,401,105
Capital One Financial Corp, SOFR + 2.0360%, 6.1830%, 1/30/36‡	6,214,000	6,199,677
Citigroup Inc, CME Term SOFR 3 Month + 1.8246%, 3.8870%, 1/10/28‡	11,561,000	11,418,402
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 1.2800%, 5.5920%, 11/19/34‡	5,139,000	5,156,411
Citigroup Inc, SOFR + 2.0560%, 5.8270%, 2/13/35‡	17,397,000	17,322,197
Citigroup Inc, CME Term SOFR 3 Month + 4.1666%, 5.9500%‡,μ	2,339,000	2,334,473
Discover Financial Services, SOFR + 3.3700%, 7.9640%, 11/2/34‡	10,015,000	11,447,302
Fifth Third Bancorp, SOFR + 1.8400%, 5.6310%, 1/29/32‡	2,034,000	2,082,101
Goldman Sachs Group Inc, 3.5000%, 4/1/25	12,173,000	12,173,000
Goldman Sachs Group Inc, SOFR + 1.0780%, 5.2070%, 1/28/31‡	8,589,000	8,705,840
Goldman Sachs Group Inc, SOFR + 1.3800%, 5.5360%, 1/28/36‡	7,598,000	7,704,077
JPMorgan Chase & Co, SOFR + 1.1900%, 5.0400%, 1/23/28‡	4,467,000	4,505,773
JPMorgan Chase & Co, SOFR + 1.4500%, 5.2990%, 7/24/29‡	7,427,000	7,578,500
JPMorgan Chase & Co, SOFR + 1.5700%, 6.0870%, 10/23/29‡	7,488,000	7,839,973
JPMorgan Chase & Co, SOFR + 1.3100%, 5.0120%, 1/23/30‡	3,543,000	3,582,345
JPMorgan Chase & Co, SOFR + 0.9000%, 5.1400%, 1/24/31‡	7,304,000	7,417,911
JPMorgan Chase & Co, SOFR + 1.3150%, 5.5020%, 1/24/36‡	7,005,000	7,155,893
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	8,296,000	8,279,593
Morgan Stanley, 4.3500%, 9/8/26	3,985,000	3,968,845
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27‡	3,223,000	3,121,291
Morgan Stanley, CME Term SOFR 3 Month + 1.4016%, 3.7720%, 1/24/29‡	730,000	714,034
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29‡	6,890,000	6,983,397
Morgan Stanley, SOFR + 1.2150%, 5.0420%, 7/19/30‡	4,906,000	4,946,993
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	5,523,000	4,844,462
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	6,139,000	6,210,527
Morgan Stanley, SOFR + 1.5550%, 5.3200%, 7/19/35‡	8,439,000	8,439,875
National Australia Bank Ltd, 2.9900%, 5/21/31ž	8,080,000	7,124,851
Nordea Bank Abp, 5.3750%, 9/22/27ž	9,960,000	10,146,079
PNC Financial Services Group Inc/The, SOFR + 1.0720%, 5.2220%, 1/29/31‡	2,562,000	2,606,905
PNC Financial Services Group Inc/The, SOFR + 1.3940%, 5.5750%, 1/29/36‡	3,593,000	3,656,847
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	7,688,000	8,500,204
PNC Financial Services Group Inc/The, SOFR + 1.5990%, 5.4010%, 7/23/35‡	8,376,000	8,403,598
Societe Generale SA, US Treasury Yield Curve Rate 1 Year + 1.2000%, 5.5000%, 4/13/29ž,‡	4,851,000	4,917,335
Societe Generale SA, US Treasury Yield Curve Rate 1 Year + 1.6000%, 6.1000%, 4/13/33ž,‡	11,950,000	12,239,360
Truist Financial Corp, SOFR + 2.0500%, 6.0470%, 6/8/27‡	4,253,000	4,323,801
Truist Financial Corp, SOFR + 1.6200%, 5.4350%, 1/24/30‡	3,215,000	3,281,199
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	6,844,000	6,982,663
US Bancorp, SOFR + 1.0610%, 5.0460%, 2/12/31‡	7,145,000	7,203,474
US Bancorp, SOFR + 1.4110%, 5.4240%, 2/12/36‡	7,864,000	7,911,217
US Bancorp, US Treasury Yield Curve Rate 5 Year + 0.9500%, 2.4910%, 11/3/36‡	6,449,000	5,356,661
Wells Fargo & Co, SOFR + 1.1100%, 5.2440%, 1/24/31‡	15,197,000	15,451,768
		369,262,330
Basic Industry – 0.2%
Glencore Funding LLC, 5.1860%, 4/1/30ž	2,750,000	2,767,724
Glencore Funding LLC, 5.6730%, 4/1/35ž	10,935,000	10,972,204
		13,739,928
Brokerage – 0.8%
Blue Owl Finance LLC, 6.2500%, 4/18/34	7,954,000	8,146,111
Jane Street Group / JSG Finance Inc, 7.1250%, 4/30/31ž	8,174,000	8,396,987
Jane Street Group / JSG Finance Inc, 6.1250%, 11/1/32ž	13,924,000	13,700,974
LPL Holdings Inc, 6.7500%, 11/17/28	10,435,000	11,032,086
LPL Holdings Inc, 5.2000%, 3/15/30	2,938,000	2,950,080
LPL Holdings Inc, 6.0000%, 5/20/34	6,846,000	6,986,981
LPL Holdings Inc, 5.6500%, 3/15/35	4,920,000	4,871,952
Nasdaq Inc, 5.5500%, 2/15/34	10,515,000	10,783,480
		66,868,651
Capital Goods – 1.0%
Amcor Flexibles North America Inc, 5.5000%, 3/17/35ž	10,140,000	10,174,292
Berry Global Inc, 5.8000%, 6/15/31	11,390,000	11,833,800
Berry Global Inc, 5.6500%, 1/15/34	2,037,000	2,066,654
Boeing Co/The, 6.2980%, 5/1/29	6,610,000	6,931,851
Boeing Co/The, 5.1500%, 5/1/30	6,910,000	6,952,856

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Capital Goods – (continued)
Boeing Co/The, 6.3880%, 5/1/31	$6,808,000	$7,254,733
Boeing Co/The, 6.5280%, 5/1/34	6,555,000	7,023,592
Boeing Co/The, 7.0080%, 5/1/64	2,232,000	2,418,576
Quikrete Holdings Inc, 6.3750%, 3/1/32ž	5,502,000	5,536,938
Regal Rexnord Corp, 6.0500%, 4/15/28	5,593,000	5,737,722
TransDigm Inc, 6.3750%, 3/1/29ž	2,076,000	2,097,165
TransDigm Inc, 6.6250%, 3/1/32ž	9,352,000	9,471,185
WESCO Distribution Inc, 6.3750%, 3/15/29ž	3,947,000	3,992,809
WESCO Distribution Inc, 6.6250%, 3/15/32ž	4,996,000	5,068,042
		86,560,215
Communications – 0.7%
AppLovin Corp, 5.3750%, 12/1/31	6,587,000	6,620,416
AppLovin Corp, 5.5000%, 12/1/34	7,627,000	7,625,297
AppLovin Corp, 5.9500%, 12/1/54	2,234,000	2,194,078
AT&T Inc, 3.6500%, 9/15/59	604,000	407,357
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.6500%, 2/1/34	16,043,000	16,628,957
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.5000%, 4/1/63	5,334,000	4,283,434
T-Mobile USA Inc, 4.8500%, 1/15/29	5,089,000	5,117,744
T-Mobile USA Inc, 5.1250%, 5/15/32	5,107,000	5,139,115
T-Mobile USA Inc, 5.3000%, 5/15/35	11,066,000	11,125,378
T-Mobile USA Inc, 5.8750%, 11/15/55	3,817,000	3,842,648
		62,984,424
Consumer Cyclical – 0.9%
CBRE Services Inc, 5.9500%, 8/15/34	11,547,000	12,072,858
Ford Motor Credit Co LLC, 5.8000%, 3/8/29	6,786,000	6,719,530
Ford Motor Credit Co LLC, 6.1250%, 3/8/34	5,298,000	5,082,492
Ford Motor Credit Co LLC, 7.3500%, 3/6/30	1,887,000	1,974,538
Ford Motor Credit Co LLC, 7.2000%, 6/10/30	1,856,000	1,926,835
Ford Motor Credit Co LLC, 7.1220%, 11/7/33	3,812,000	3,895,558
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	2,597,000	2,605,152
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	344,000	344,489
GLP Capital LP / GLP Financing II Inc, 6.7500%, 12/1/33	4,841,000	5,136,950
GLP Capital LP / GLP Financing II Inc, 5.6250%, 9/15/34	10,838,000	10,658,550
LKQ Corp, 5.7500%, 6/15/28	4,397,000	4,495,082
LKQ Corp, 6.2500%, 6/15/33	6,533,000	6,794,018
Royal Caribbean Cruises Ltd, 5.6250%, 9/30/31ž	1,418,000	1,392,367
Stellantis Finance US Inc, 5.7500%, 3/18/30ž	2,445,000	2,443,250
Stellantis Finance US Inc, 6.4500%, 3/18/35ž	2,730,000	2,709,510
VICI Properties LP, 5.6250%, 4/1/35	5,593,000	5,561,358
ZF North America Capital Inc, 6.7500%, 4/23/30ž	4,102,000	3,897,841
ZF North America Capital Inc, 6.8750%, 4/23/32ž	3,536,000	3,280,449
		80,990,827
Consumer Non-Cyclical – 1.3%
AbbVie Inc, 5.4000%, 3/15/54	3,013,000	2,959,349
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 6.5000%, 2/15/28ž	4,757,000	4,823,669
CVS Health Corp, 5.2500%, 2/21/33	999,000	986,404
CVS Health Corp, 5.7000%, 6/1/34	5,130,000	5,209,560
CVS Health Corp, 4.7800%, 3/25/38	5,745,000	5,154,702
Diageo Capital PLC, 1.3750%, 9/29/25	3,173,000	3,125,998
Diageo Capital PLC, 2.1250%, 4/29/32	2,398,000	2,007,652
HCA Inc, 5.8750%, 2/15/26	1,152,000	1,156,529
HCA Inc, 5.3750%, 9/1/26	883,000	887,853
HCA Inc, 5.6250%, 9/1/28	2,351,000	2,404,602
HCA Inc, 5.8750%, 2/1/29	1,902,000	1,959,884
HCA Inc, 3.6250%, 3/15/32	3,617,000	3,269,873
HCA Inc, 5.6000%, 4/1/34	5,683,000	5,714,496
Illumina Inc, 5.8000%, 12/12/25	3,833,000	3,860,217
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 3.0000%, 5/15/32	4,058,000	3,490,945
Mars Inc, 4.8000%, 3/1/30ž	4,018,000	4,040,982
Mars Inc, 5.0000%, 3/1/32ž	3,035,000	3,048,119
Organon & Co / Organon Foreign Debt Co-Issuer BV, 6.7500%, 5/15/34ž	5,728,000	5,620,172
Organon & Co / Organon Foreign Debt Co-Issuer BV, 7.8750%, 5/15/34ž	7,626,000	7,402,389
Royalty Pharma PLC, 3.5500%, 9/2/50	3,923,000	2,629,431
Solventum Corp, 5.4000%, 3/1/29	6,889,000	7,027,548
Solventum Corp, 5.4500%, 3/13/31	10,557,000	10,755,189

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
Solventum Corp, 5.6000%, 3/23/34	$13,920,000	$14,110,216
Solventum Corp, 6.0000%, 5/15/64	4,900,000	4,810,957
Universal Health Services Inc, 2.6500%, 10/15/30	10,551,000	9,248,577
		115,705,313
Electric – 0.5%
American Electric Power Co Inc, 5.6250%, 3/1/33	7,210,000	7,394,280
Duke Energy Corp, 5.4500%, 6/15/34	12,350,000	12,517,699
Duquesne Light Holdings Inc, 2.7750%, 1/7/32ž	4,842,000	4,130,445
Exelon Corp, 5.4500%, 3/15/34	6,072,000	6,173,808
National Grid PLC, 5.8090%, 6/12/33	5,522,000	5,690,287
Xcel Energy Inc, 5.6000%, 4/15/35	4,187,000	4,203,559
		40,110,078
Energy – 1.1%
Cheniere Energy Inc, 5.6500%, 4/15/34	7,295,000	7,379,512
Columbia Pipelines Operating Company LLC, 5.9270%, 8/15/30ž	1,790,000	1,860,026
Columbia Pipelines Operating Company LLC, 6.0360%, 11/15/33ž	4,304,000	4,443,718
Columbia Pipelines Operating Company LLC, 6.4970%, 8/15/43ž	868,000	903,403
Columbia Pipelines Operating Company LLC, 6.5440%, 11/15/53ž	4,489,000	4,711,304
DT Midstream Inc, 4.3750%, 6/15/31ž	5,244,000	4,823,472
DT Midstream Inc, 4.3000%, 4/15/32ž	2,519,000	2,338,613
DT Midstream Inc, 5.8000%, 12/15/34ž	6,309,000	6,338,450
Enbridge Inc, 6.0000%, 11/15/28	3,932,000	4,092,209
Energy Transfer LP, 5.5500%, 2/15/28	4,769,000	4,881,661
Energy Transfer Operating LP, 4.9500%, 6/15/28	184,000	185,231
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	3,621,000	3,564,755
Occidental Petroleum Corp, 5.2000%, 8/1/29	3,246,000	3,243,832
Occidental Petroleum Corp, 8.8750%, 7/15/30	3,602,000	4,124,553
Occidental Petroleum Corp, 6.6250%, 9/1/30	2,536,000	2,664,073
Occidental Petroleum Corp, 6.1250%, 1/1/31	4,546,000	4,672,474
Occidental Petroleum Corp, 5.3750%, 1/1/32	7,465,000	7,353,792
Occidental Petroleum Corp, 5.5500%, 10/1/34	6,815,000	6,656,468
Sunoco LP, 7.0000%, 5/1/29ž	7,825,000	8,004,840
Sunoco LP, 7.2500%, 5/1/32ž	4,408,000	4,552,459
Viper Energy Partners LP, 7.3750%, 11/1/31ž	6,827,000	7,135,423
		93,930,268
Finance Companies – 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.6250%, 10/15/27	3,328,000	3,314,035
Blackstone Private Credit Fund, 7.3000%, 11/27/28	5,166,000	5,463,893
Blue Owl Credit Income Corp, 7.9500%, 6/13/28	3,051,000	3,231,281
OWL Rock Core Income Corp, 4.7000%, 2/8/27	877,000	866,149
		12,875,358
Government Sponsored – 0%
Electricite de France SA, 5.7000%, 5/23/28ž	3,030,000	3,110,202
Insurance – 1.6%
Aon North America Inc, 5.3000%, 3/1/31	7,698,000	7,876,145
Aon North America Inc, 5.4500%, 3/1/34	15,757,000	16,044,126
Arthur J Gallagher & Co, 4.8500%, 12/15/29	1,222,000	1,230,441
Arthur J Gallagher & Co, 5.0000%, 2/15/32	1,133,000	1,132,904
Arthur J Gallagher & Co, 6.5000%, 2/15/34	3,511,000	3,807,573
Arthur J Gallagher & Co, 5.4500%, 7/15/34	6,755,000	6,858,370
Arthur J Gallagher & Co, 5.1500%, 2/15/35	2,833,000	2,807,381
Athene Global Funding, 2.7170%, 1/7/29ž	6,386,000	5,904,793
Athene Global Funding, 2.6460%, 10/4/31ž	5,823,000	4,992,454
Brown & Brown Inc, 4.9500%, 3/17/52	5,658,000	4,876,660
Centene Corp, 4.2500%, 12/15/27	16,441,000	16,042,750
Elevance Health Inc, 4.9500%, 11/1/31	8,305,000	8,325,626
Elevance Health Inc, 5.2000%, 2/15/35	4,543,000	4,557,684
Health Care Service Corp, 5.2000%, 6/15/29ž	5,028,000	5,114,211
Health Care Service Corp, 2.2000%, 6/1/30ž	4,729,000	4,195,010
Health Care Service Corp, 5.4500%, 6/15/34ž	11,338,000	11,502,429
Health Care Service Corp, 5.8750%, 6/15/54ž	4,739,000	4,657,214
Humana Inc, 5.8750%, 3/1/33	1,812,000	1,852,569
Humana Inc, 5.9500%, 3/15/34	4,950,000	5,065,217
Humana Inc, 5.7500%, 4/15/54	4,648,000	4,318,278
UnitedHealth Group Inc, 4.9500%, 1/15/32	11,384,000	11,464,156
UnitedHealth Group Inc, 5.1500%, 7/15/34	4,576,000	4,606,969
		137,232,960
Professional Services – 0.1%
Booz Allen Hamilton Inc, 5.9500%, 8/4/33	7,687,000	7,664,134

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Real Estate Investment Trusts (REITs) – 0.2%
American Tower Trust I, 5.4900%, 3/15/28ž	$11,317,000	$11,502,655
Invitation Homes Inc, 2.0000%, 8/15/31	5,620,000	4,702,748
Sun Communities Operating LP, 2.7000%, 7/15/31	6,161,000	5,361,551
		21,566,954
Technology – 1.5%
Analog Devices Inc, 2.9500%, 4/1/25	2,815,000	2,815,000
Broadcom Inc, 5.0500%, 7/12/29	7,681,000	7,787,684
Broadcom Inc, 4.3500%, 2/15/30	5,938,000	5,850,897
Broadcom Inc, 5.1500%, 11/15/31	4,880,000	4,948,960
Cadence Design Systems Inc, 4.3000%, 9/10/29	4,176,000	4,134,548
Cadence Design Systems Inc, 4.7000%, 9/10/34	5,006,000	4,887,817
Constellation Software Inc/Canada, 5.1580%, 2/16/29ž	2,126,000	2,156,880
Constellation Software Inc/Canada, 5.4610%, 2/16/34ž	6,181,000	6,291,620
Fiserv Inc, 4.7500%, 3/15/30	2,952,000	2,945,107
Fiserv Inc, 5.1500%, 8/12/34	11,686,000	11,590,712
Foundry JV Holdco LLC, 5.5000%, 1/25/31ž	1,859,000	1,888,938
Foundry JV Holdco LLC, 5.9000%, 1/25/33ž	4,060,000	4,131,384
Foundry JV Holdco LLC, 5.8750%, 1/25/34ž	3,108,000	3,115,388
Foundry JV Holdco LLC, 6.1000%, 1/25/36ž	1,047,000	1,071,911
Intel Corp, 2.4500%, 11/15/29	2,286,000	2,049,857
Intel Corp, 5.1250%, 2/10/30	3,040,000	3,061,369
Intel Corp, 5.7000%, 2/10/53	5,887,000	5,411,318
Intel Corp, 5.6000%, 2/21/54#	1,472,000	1,338,632
Marvell Technology Inc, 1.6500%, 4/15/26	3,675,000	3,566,152
Marvell Technology Inc, 4.8750%, 6/22/28	4,065,000	4,082,990
Marvell Technology Inc, 5.7500%, 2/15/29	838,000	863,652
MSCI Inc, 4.0000%, 11/15/29ž	1,463,000	1,397,409
MSCI Inc, 3.6250%, 9/1/30ž	8,577,000	7,933,971
MSCI Inc, 3.8750%, 2/15/31ž	6,019,000	5,596,005
Synopsys Inc, 4.8500%, 4/1/30	2,642,000	2,659,380
Synopsys Inc, 5.0000%, 4/1/32	5,056,000	5,068,462
Synopsys Inc, 5.7000%, 4/1/55	7,511,000	7,457,768
Trimble Inc, 4.9000%, 6/15/28	2,548,000	2,554,628
Western Digital Corp, 4.7500%, 2/15/26	6,995,000	6,954,717
Workday Inc, 3.8000%, 4/1/32	4,129,000	3,821,661
		127,434,817
Transportation – 0%
GXO Logistics Inc, 1.6500%, 7/15/26	4,255,000	4,087,531
Total Corporate Bonds (cost $1,242,315,937)		1,244,123,990
Mortgage-Backed Securities – 8.9%
Fannie Mae:
3.0000%, TBA, 30 Year Maturity	2,786,129	2,416,086
3.5000%, TBA, 30 Year Maturity	4,091,340	3,691,817
5.5000%, TBA, 30 Year Maturity	5,348,989	5,341,741
6.0000%, TBA, 30 Year Maturity	3,714,939	3,772,409
		15,222,053
Fannie Mae Pool:
BO3223, 3.0000%, 10/1/34	207,561	198,211
BO4725, 2.5000%, 11/1/34	158,838	148,637
BO7717, 3.0000%, 11/1/34	90,049	86,055
BO5957, 3.0000%, 12/1/34	92,545	88,304
FS3713, 2.5000%, 12/1/36	10,169,853	9,480,420
995757, 6.0000%, 2/1/37	42,724	44,744
AL6997, 4.5000%, 11/1/42	233,361	230,610
AB7563, 3.0000%, 1/1/43	154,443	140,291
MA1363, 3.0000%, 2/1/43	34,710	31,392
AT2957, 3.0000%, 5/1/43	348,407	314,325
AL5942, 5.0000%, 7/1/44	25,934	26,025
AL5887, 4.5000%, 10/1/44	563,903	554,374
AL6542, 4.5000%, 3/1/45	917,370	901,868
AL6842, 4.0000%, 5/1/45	205,112	195,409
AL7381, 4.5000%, 6/1/45	463,680	456,041
BM3912, 3.0000%, 3/1/47	1,142,389	1,017,044
CA0108, 3.5000%, 8/1/47	193,790	179,649
BH1902, 3.5000%, 12/1/47	73,321	67,971
BM3282, 3.5000%, 12/1/47	58,313	54,058
BJ4559, 3.5000%, 1/1/48	555,374	511,346
BJ4566, 4.0000%, 1/1/48	2,041,801	1,940,687
BJ4567, 4.0000%, 1/1/48	1,960,810	1,862,522

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
CA4646, 3.0000%, 2/1/48	$577,069	$515,759
BJ5170, 3.5000%, 3/1/48	99,383	91,857
BK1964, 4.0000%, 3/1/48	590,348	560,776
BK3211, 4.5000%, 3/1/48	23,513	22,822
BJ9181, 5.0000%, 5/1/48	547,206	546,173
BN0012, 4.5000%, 8/1/48	12,910	12,530
MA3521, 4.0000%, 11/1/48	1,615,834	1,526,474
BN3899, 4.0000%, 12/1/48	241,166	227,829
FM3664, 4.0000%, 3/1/49	837,396	791,086
CA3683, 4.5000%, 6/1/49	96,038	93,176
BJ8459, 3.0000%, 8/1/49	741,006	643,942
CA4035, 4.5000%, 8/1/49	148,798	144,363
MA3774, 3.0000%, 9/1/49	4,097,968	3,599,623
BO2983, 3.0000%, 9/1/49	153,802	136,841
MA3908, 4.5000%, 1/1/50	208,626	202,427
CA5573, 4.0000%, 4/1/50	653,052	614,539
MA4079, 3.0000%, 7/1/50	2,127,832	1,867,055
BM7069, 4.5000%, 7/1/50	4,477,815	4,211,132
CA6635, 2.5000%, 8/1/50	19,403,129	16,492,077
BK2913, 2.5000%, 8/1/50	518,202	441,703
FM5076, 4.0000%, 8/1/50	552,582	519,994
FS2713, 4.5000%, 10/1/50	3,300,585	3,203,585
FS5362, 4.5000%, 12/1/50	4,525,806	4,391,327
FS2546, 4.0000%, 3/1/51	125,921	118,958
MA4378, 2.0000%, 7/1/51	19,555,060	15,635,915
FS0359, 2.5000%, 1/1/52	3,624,554	3,062,884
CB2681, 3.5000%, 1/1/52	1,759,134	1,613,660
FS0662, 2.5000%, 2/1/52	17,252,595	14,568,395
FS5130, 2.5000%, 2/1/52	17,022,830	14,355,916
CB2750, 2.5000%, 2/1/52	9,138,485	7,654,579
CB2891, 3.0000%, 2/1/52	11,931,083	10,436,741
BV2802, 3.0000%, 2/1/52	1,582,080	1,382,416
CB2907, 3.5000%, 2/1/52	4,650,347	4,265,420
CB3043, 2.5000%, 3/1/52	7,206,818	6,085,564
FS1081, 2.5000%, 3/1/52	7,140,694	6,014,605
FS5988, 2.5000%, 3/1/52	7,061,727	5,944,436
CB3042, 2.5000%, 3/1/52	2,638,151	2,228,562
BT2256, 2.5000%, 3/1/52	642,977	541,579
BV2965, 2.5000%, 3/1/52	538,231	453,352
BV5152, 2.5000%, 3/1/52	484,908	409,464
BV2962, 2.5000%, 3/1/52	207,116	174,744
BV4144, 3.0000%, 3/1/52	3,237,357	2,843,208
CB3123, 3.5000%, 3/1/52	16,675,622	15,284,325
FS1184, 3.5000%, 3/1/52	3,266,670	2,995,990
CB3240, 3.0000%, 4/1/52	7,380,599	6,471,206
BV5379, 3.0000%, 4/1/52	2,833,121	2,492,756
BV5380, 3.0000%, 4/1/52	2,471,953	2,170,713
BV5394, 3.5000%, 4/1/52	2,367,470	2,168,305
FS1869, 3.5000%, 4/1/52	1,827,183	1,674,736
BV5393, 3.5000%, 4/1/52	1,276,692	1,169,984
BV8485, 3.5000%, 4/1/52	775,584	710,338
BV4203, 3.5000%, 4/1/52	440,601	403,808
BV8484, 3.5000%, 4/1/52	417,377	382,492
BV7632, 4.5000%, 4/1/52	413,776	397,124
BV6879, 4.5000%, 4/1/52	377,879	362,671
BV7132, 4.5000%, 4/1/52	216,607	207,856
BW0081, 4.5000%, 4/1/52	196,822	188,870
BW0072, 4.5000%, 4/1/52	171,912	164,967
BV7131, 4.5000%, 4/1/52	110,713	106,241
FS6926, 2.5000%, 5/1/52	18,040,501	15,204,761
BV8544, 3.5000%, 5/1/52	1,349,451	1,235,827
FS3377, 4.0000%, 5/1/52	2,976,825	2,812,200
BW0343, 4.5000%, 5/1/52	599,840	575,606
FS9074, 3.0000%, 6/1/52	15,960,871	13,948,836
FS5668, 3.0000%, 6/1/52	3,729,320	3,259,200
FS3160, 3.0000%, 6/1/52	1,647,526	1,439,220
CB3837, 3.5000%, 6/1/52	7,926,671	7,263,485
FS2144, 3.5000%, 6/1/52	4,545,886	4,168,153
FS5491, 3.0000%, 7/1/52	7,076,318	6,181,619

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
FS5339, 3.0000%, 7/1/52	$4,245,587	$3,709,287
CB4076, 3.5000%, 7/1/52	1,179,885	1,081,169
CB4329, 3.5000%, 7/1/52	399,011	365,825
BW0972, 4.5000%, 7/1/52	2,119,811	2,036,261
CB4320, 3.5000%, 8/1/52	810,329	742,470
BW7369, 5.0000%, 10/1/52	1,921,035	1,903,345
BW1288, 5.0000%, 10/1/52	857,133	848,565
BT8021, 5.0000%, 1/1/53	1,122,559	1,111,675
BX5759, 5.0000%, 1/1/53	382,188	378,248
BX5969, 5.0000%, 2/1/53	465,243	461,434
BX8071, 5.0000%, 3/1/53	279,730	276,909
BX7860, 5.5000%, 3/1/53	186,032	188,029
BX9351, 5.0000%, 4/1/53	543,376	537,896
BY0782, 5.5000%, 4/1/53	94,516	95,517
BY1920, 5.0000%, 5/1/53	277,547	274,689
BY1896, 5.5000%, 5/1/53	173,917	175,748
BY0866, 5.5000%, 5/1/53	89,947	90,894
BY3263, 5.0000%, 6/1/53	393,989	389,766
BY2783, 5.0000%, 6/1/53	335,024	331,504
FS5292, 5.5000%, 6/1/53	10,090,875	10,215,242
BY4284, 5.5000%, 6/1/53	163,523	165,621
CB6686, 4.5000%, 7/1/53	2,188,853	2,120,663
FS9027, 5.5000%, 7/1/53	20,937,399	21,171,085
BY6374, 5.5000%, 7/1/53	468,893	473,765
BY7004, 5.5000%, 7/1/53	252,448	255,666
CB6851, 4.5000%, 8/1/53	1,786,740	1,731,077
BY6690, 5.0000%, 8/1/53	329,355	326,252
CB7112, 5.5000%, 9/1/53	7,841,972	7,926,180
CB7430, 5.5000%, 11/1/53	2,675,189	2,718,656
FS8037, 6.0000%, 1/1/54	2,579,554	2,672,693
CB8221, 5.5000%, 3/1/54	13,950,306	14,009,848
CB8134, 5.5000%, 3/1/54	4,921,424	5,002,067
FS7607, 6.0000%, 3/1/54	2,277,931	2,354,023
FS7643, 6.0000%, 4/1/54	5,412,541	5,588,136
CB8543, 6.0000%, 5/1/54	14,013,890	14,415,425
CB8818, 5.0000%, 7/1/54	3,587,102	3,535,996
FS9246, 5.5000%, 10/1/54	2,439,030	2,463,112
CB9612, 5.5000%, 12/1/54	9,473,684	9,501,997
BF0130, 3.5000%, 8/1/56	2,486,632	2,241,476
BF0167, 3.0000%, 2/1/57	2,480,209	2,121,234
BF0189, 3.0000%, 6/1/57	44,944	38,428
BF0619, 2.5000%, 3/1/62	19,070,031	15,374,102
BF0598, 2.5000%, 3/1/62	5,932,839	4,880,205
		396,920,940
Freddie Mac Gold Pool:
Q58477, 4.0000%, 9/1/48	477,411	451,520
Freddie Mac Pool:
ZS7403, 3.0000%, 5/1/31	1,846,221	1,790,387
ZK8962, 3.0000%, 9/1/32	445,689	429,047
ZK9009, 3.0000%, 10/1/32	225,674	217,028
ZK9163, 3.0000%, 1/1/33	283,042	272,307
SB0040, 2.5000%, 12/1/33	2,006,099	1,914,186
QN0786, 3.0000%, 10/1/34	526,433	502,592
QN0783, 3.0000%, 10/1/34	235,610	224,633
SB0116, 2.5000%, 11/1/34	618,929	579,761
QN0951, 2.5000%, 11/1/34	162,789	152,594
SB0866, 2.5000%, 6/1/37	7,361,922	6,824,517
ZS3695, 6.0000%, 4/1/40	628,578	659,925
ZT1145, 4.5000%, 5/1/44	167,506	164,747
ZT1257, 3.0000%, 1/1/46	104,786	94,956
ZM1434, 3.5000%, 7/1/46	445,126	411,173
ZT1633, 4.0000%, 3/1/47	225,604	214,444
ZT0534, 3.5000%, 12/1/47	1,382,150	1,271,319
ZM5707, 3.5000%, 2/1/48	497,108	456,510
ZM5945, 4.0000%, 3/1/48	505,051	479,752
ZM5865, 4.5000%, 3/1/48	21,715	21,076
ZM6276, 4.0000%, 4/1/48	559,676	531,290
ZM6220, 4.0000%, 4/1/48	501,428	473,698
ZM6427, 4.0000%, 5/1/48	913,356	862,845

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
ZM7182, 4.5000%, 7/1/48	$144,184	$139,946
ZM7926, 5.0000%, 9/1/48	29,257	29,120
ZT1320, 4.0000%, 11/1/48	144,836	136,827
SI2017, 4.0000%, 12/1/48	1,753,025	1,656,156
ZN2165, 4.5000%, 12/1/48	459,968	450,073
ZA7158, 4.5000%, 6/1/49	130,186	125,690
RA1087, 4.5000%, 7/1/49	994,141	959,802
RA1088, 4.5000%, 7/1/49	167,102	162,122
QA2159, 3.0000%, 8/1/49	204,451	177,670
RA1188, 4.5000%, 8/1/49	916,852	885,183
QA4936, 3.0000%, 12/1/49	281,868	247,591
QA5622, 3.0000%, 12/1/49	207,243	182,041
RA1999, 4.5000%, 1/1/50	625,522	603,916
SD8040, 4.5000%, 1/1/50	160,627	155,854
QA8274, 3.5000%, 3/1/50	141,707	128,505
SD1551, 4.0000%, 3/1/50	1,741,352	1,645,051
SE9056, 4.5000%, 3/1/50	1,957,426	1,790,438
QB1708, 2.5000%, 8/1/50	288,102	245,660
QB2976, 2.5000%, 8/1/50	109,069	92,968
QB3353, 2.5000%, 9/1/50	501,491	427,304
SD1143, 4.5000%, 9/1/50	4,988,007	4,841,417
RA5285, 2.5000%, 5/1/51	12,733,111	10,697,082
SD1137, 2.5000%, 6/1/51	6,004,933	5,092,844
QC5848, 2.5000%, 8/1/51	14,952,307	12,552,159
RA5906, 2.5000%, 9/1/51	10,432,338	8,795,741
SD0688, 2.5000%, 10/1/51	13,111,597	11,041,175
SD7548, 2.5000%, 11/1/51	4,072,472	3,447,703
QD6087, 2.5000%, 1/1/52	1,092,250	924,354
QD4842, 2.5000%, 1/1/52	707,908	598,872
QD7069, 2.5000%, 2/1/52	1,694,125	1,430,549
QD9513, 2.5000%, 2/1/52	1,164,074	977,003
QD6554, 3.0000%, 2/1/52	940,827	826,387
QD6555, 3.0000%, 2/1/52	601,759	529,600
SD0931, 2.5000%, 3/1/52	9,105,265	7,656,177
QD8288, 2.5000%, 3/1/52	273,593	230,447
QD9182, 3.0000%, 3/1/52	887,452	780,935
QE0318, 4.5000%, 3/1/52	92,885	89,147
SD0943, 3.5000%, 4/1/52	1,885,795	1,729,846
QE0354, 3.5000%, 4/1/52	939,208	860,196
QE1072, 3.5000%, 4/1/52	908,558	832,125
QE1073, 3.5000%, 4/1/52	259,095	237,439
QD9191, 3.5000%, 4/1/52	225,613	206,773
SD8212, 2.5000%, 5/1/52	4,538,608	3,782,804
SD3493, 2.5000%, 5/1/52	3,832,109	3,229,367
SD1041, 3.0000%, 6/1/52	11,888,063	10,467,057
SD7023, 3.0000%, 6/1/52	5,433,015	4,749,145
SD1840, 3.0000%, 6/1/52	3,872,221	3,382,634
SD1150, 3.5000%, 6/1/52	4,194,230	3,847,057
QF0488, 5.5000%, 9/1/52	2,153,843	2,173,368
QF2386, 5.0000%, 10/1/52	3,764,252	3,723,828
QF2145, 5.0000%, 10/1/52	118,374	117,102
QF2437, 5.5000%, 10/1/52	133,403	135,553
QF7813, 5.0000%, 1/1/53	221,207	219,027
QF6841, 5.0000%, 1/1/53	192,715	190,562
QF8398, 5.0000%, 3/1/53	798,278	790,395
QF9871, 5.0000%, 3/1/53	769,433	761,672
QG1442, 5.0000%, 4/1/53	882,862	871,053
QG2380, 5.0000%, 5/1/53	1,919,647	1,899,476
QG3598, 5.0000%, 5/1/53	1,097,507	1,085,975
QG3742, 5.0000%, 5/1/53	213,251	211,010
SD2897, 5.5000%, 5/1/53	1,582,172	1,590,422
QG2543, 5.5000%, 5/1/53	368,898	372,781
QG4742, 5.0000%, 6/1/53	756,432	743,521
QG5161, 5.0000%, 6/1/53	707,616	695,160
QG3917, 5.0000%, 6/1/53	696,836	689,514
QG5055, 5.0000%, 6/1/53	605,116	594,787
QG4676, 5.0000%, 6/1/53	287,305	282,247
QG3912, 5.5000%, 6/1/53	887,315	896,655
QG4840, 5.5000%, 6/1/53	731,103	732,200

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
QG4679, 5.5000%, 6/1/53	$600,109	$601,010
QG5487, 5.5000%, 6/1/53	568,701	569,554
QG4741, 5.5000%, 6/1/53	428,949	428,924
QG6693, 5.5000%, 7/1/53	2,106,049	2,127,929
QG5660, 5.5000%, 7/1/53	1,378,074	1,380,143
QG7441, 5.5000%, 7/1/53	1,216,112	1,228,746
SD4294, 5.5000%, 9/1/53	1,896,135	1,926,142
RA9851, 6.0000%, 9/1/53	14,998,816	15,427,927
SD4009, 6.0000%, 9/1/53	4,480,515	4,630,183
SD4668, 6.0000%, 10/1/53	7,936,295	8,112,636
SD4247, 6.5000%, 11/1/53	5,319,761	5,565,087
SD5067, 5.5000%, 3/1/54	2,297,996	2,323,546
QI2699, 5.5000%, 4/1/54	1,327,955	1,350,906
RJ1341, 6.0000%, 4/1/54	10,351,739	10,648,344
RJ1505, 5.0000%, 5/1/54	376,477	371,113
RJ2292, 5.5000%, 9/1/54	8,620,181	8,702,194
RJ2663, 5.0000%, 10/1/54	3,125,477	3,080,948
RJ3021, 5.5000%, 12/1/54	14,993,632	15,038,442
		234,916,821
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	15,308,258	13,059,965
3.5000%, TBA, 30 Year Maturity	32,384,335	29,653,299
4.0000%, TBA, 30 Year Maturity	4,572,047	4,279,820
5.0000%, TBA, 30 Year Maturity	6,595,041	6,486,843
		53,479,927
Ginnie Mae I Pool:
784059, 4.0000%, 1/15/45	2,194,921	2,106,006
784182, 4.5000%, 8/15/46	2,432,019	2,376,770
BB4357, 4.0000%, 7/15/47	469,369	443,290
BC7161, 4.0000%, 8/15/47	62,913	59,781
BD7109, 4.0000%, 11/15/47	59,672	56,702
BD7135, 4.0000%, 12/15/47	196,711	185,781
		5,228,330
Ginnie Mae II Pool:
MA4068, 3.0000%, 11/20/46	9,562,167	8,587,690
BB9817, 4.0000%, 8/20/47	274,586	260,826
BB9814, 4.0000%, 8/20/47	42,743	40,601
BB9835, 4.0000%, 8/20/47	40,101	38,091
MA5021, 4.5000%, 2/20/48	216,101	211,054
MA5192, 4.0000%, 5/20/48	111,920	106,145
BH3673, 4.5000%, 5/20/48	353,901	345,322
BH3672, 4.5000%, 5/20/48	79,020	77,069
MA5264, 4.0000%, 6/20/48	1,124,797	1,066,755
MA5400, 5.0000%, 8/20/48	755,465	753,675
MA5930, 3.5000%, 5/20/49	12,674,673	11,725,623
MA7255, 2.5000%, 3/20/51	12,153,262	10,372,482
MA7313, 3.0000%, 4/20/51	10,433,901	9,275,534
MA7473, 3.0000%, 7/20/51	5,964,447	5,290,763
MA7535, 3.0000%, 8/20/51	13,546,593	12,034,279
785843, 2.5000%, 1/20/52	10,300,773	8,671,876
		68,857,785
Total Mortgage-Backed Securities (cost $792,425,180)		775,077,376
United States Treasury Notes/Bonds – 2.5%
3.8750%, 3/15/28	2,678,000	2,677,582
4.0000%, 2/28/30	78,048,500	78,225,328
4.1250%, 2/29/32	4,727,000	4,739,556
4.6250%, 2/15/35	4,065,700	4,200,377
4.7500%, 2/15/45	73,128,000	74,464,871
4.5000%, 11/15/54	51,197,200	50,445,241
Total United States Treasury Notes/Bonds (cost $211,066,133)		214,752,955
Common Stocks – 60.2%
Aerospace & Defense – 1.2%
General Electric Co	350,553	70,163,183
Howmet Aerospace Inc	279,227	36,224,119
		106,387,302
Banks – 1.3%
JPMorgan Chase & Co	460,637	112,994,256

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Beverages – 0.9%
Constellation Brands Inc - Class A	199,480	$36,608,570
Monster Beverage Corp*	705,798	41,303,299
		77,911,869
Biotechnology – 1.8%
AbbVie Inc	292,689	61,324,199
Amgen Inc	138,398	43,117,897
Vertex Pharmaceuticals Inc*	100,528	48,737,985
		153,180,081
Building Products – 0.6%
Trane Technologies PLC	143,296	48,279,288
Capital Markets – 2.9%
Charles Schwab Corp	393,221	30,781,340
CME Group Inc	175,695	46,610,127
Goldman Sachs Group Inc	94,092	51,401,519
Intercontinental Exchange Inc	229,863	39,651,367
Moody's Corp	57,108	26,594,624
Morgan Stanley	480,113	56,014,784
		251,053,761
Chemicals – 0.3%
Corteva Inc	468,448	29,479,433
Communications Equipment – 0.4%
Motorola Solutions Inc	83,049	36,359,683
Consumer Finance – 1.5%
American Express Co	489,562	131,716,656
Diversified Financial Services – 2.5%
Mastercard Inc - Class A	399,270	218,847,872
Electrical Equipment – 0.6%
Eaton Corp PLC	183,408	49,855,797
Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp	670,562	43,982,162
Entertainment – 1.9%
Netflix Inc*	86,921	81,056,440
Walt Disney Co	811,653	80,110,151
		161,166,591
Food & Staples Retailing – 0.6%
Costco Wholesale Corp	51,700	48,896,826
Health Care Equipment & Supplies – 1.5%
Abbott Laboratories	353,755	46,925,601
Intuitive Surgical Inc*	54,463	26,973,890
Stryker Corp	147,162	54,781,054
		128,680,545
Health Care Providers & Services – 1.9%
HCA Healthcare Inc	139,355	48,154,120
UnitedHealth Group Inc	216,504	113,393,970
		161,548,090
Hotels, Restaurants & Leisure – 3.0%
Booking Holdings Inc	18,356	84,564,440
Chipotle Mexican Grill Inc*	818,729	41,108,383
Hilton Worldwide Holdings Inc	207,296	47,170,205
McDonald's Corp	125,156	39,094,980
Royal Caribbean Cruises Ltd	218,865	44,963,625
		256,901,633
Independent Power and Renewable Electricity Producers – 0.2%
Vistra Corp	151,424	17,783,235
Industrial Real Estate Investment Trusts (REITs) – 0.4%
Prologis Inc	299,743	33,508,270
Information Technology Services – 0.6%
Accenture PLC	178,240	55,618,010
Insurance – 2.1%
Marsh & McLennan Cos Inc	195,793	47,779,366
Progressive Corp/The	491,466	139,089,792
		186,869,158
Interactive Media & Services – 4.7%
Alphabet Inc - Class C	1,474,127	230,302,861
Meta Platforms Inc - Class A	301,650	173,858,994
		404,161,855

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Life Sciences Tools & Services – 1.2%
Danaher Corp	262,212	$53,753,460
Thermo Fisher Scientific Inc	105,282	52,388,323
		106,141,783
Machinery – 0.5%
Deere & Co	87,629	41,128,671
Multiline Retail – 2.9%
Amazon.com Inc*	1,317,823	250,729,004
Oil, Gas & Consumable Fuels – 1.4%
Chevron Corp	459,832	76,925,295
ConocoPhillips	464,869	48,820,543
		125,745,838
Pharmaceuticals – 2.5%
Eli Lilly & Co	139,133	114,911,336
Johnson & Johnson	416,242	69,029,573
Zoetis Inc	195,879	32,251,478
		216,192,387
Professional Services – 0.4%
Automatic Data Processing Inc	119,956	36,650,157
Road & Rail – 0.7%
Uber Technologies Inc*	464,942	33,875,674
Union Pacific Corp	128,663	30,395,347
		64,271,021
Semiconductor & Semiconductor Equipment – 6.9%
Broadcom Inc	666,328	111,563,297
KLA Corp	81,194	55,195,681
Lam Research Corp	610,846	44,408,504
NVIDIA Corp	3,610,708	391,328,533
		602,496,015
Software – 7.4%
Adobe Inc*	122,401	46,944,455
Cadence Design Systems Inc*	142,830	36,325,954
Intuit Inc	85,720	52,631,223
Microsoft Corp	1,134,816	425,998,578
Oracle Corp	304,339	42,549,636
ServiceNow Inc*	47,477	37,798,339
		642,248,185
Specialized Real Estate Investment Trusts (REITs) – 0.1%
Equinix Inc	15,336	12,504,208
Specialty Retail – 1.2%
Home Depot Inc	173,604	63,624,130
TJX Cos Inc	324,218	39,489,752
		103,113,882
Technology Hardware, Storage & Peripherals – 3.2%
Apple Inc	1,248,517	277,333,081
Textiles, Apparel & Luxury Goods – 0.4%
NIKE Inc - Class B	586,209	37,212,547
Total Common Stocks (cost $2,665,470,588)		5,230,949,152
Investment Companies – 1.9%
Money Markets – 1.9%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº,£ (cost $168,552,562)	168,535,176	168,568,883
Investments Purchased with Cash Collateral from Securities Lending – 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº,£	821,376	821,376
Time Deposits – 0%
Royal Bank of Canada, 4.3100%, 4/1/25	$205,344	205,344
Total Investments Purchased with Cash Collateral from Securities Lending (cost $1,026,720)		1,026,720
Total Investments (total cost $6,200,036,441) – 100.7%		8,752,138,810
Liabilities, net of Cash, Receivables and Other Assets – (0.7)%		(61,537,264)
Net Assets – 100%		$8,690,601,546

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$8,658,929,186	98.9%
France	23,902,070	0.3
Australia	20,864,779	0.2
Canada	12,540,709	0.2
United Kingdom	10,823,937	0.1
Finland	10,146,079	0.1
Germany	7,178,290	0.1
Belgium	4,439,725	0.1
Ireland	3,314,035	0.0
Total	$8,752,138,810	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Investment Companies - 1.9%
Money Markets - 1.9%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº
	$219,115,975	$346,477,946	$(397,025,038)	$-	$-	$168,568,883	168,535,176	$2,147,278
Investments Purchased with Cash Collateral from Securities Lending - 0%
Investment Companies - 0%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº
	-	188,841,267	(188,019,891)	-	-	821,376	821,376	23,515 ∆
Total Affiliated Investments - 1.9%
	$219,115,975	$535,319,213	$(585,044,929)	$-	$-	$169,390,259	169,356,552	$2,170,793

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	1,826	7/3/25	$378,295,846	$1,099,197
5 Year US Treasury Note	5,549	7/3/25	600,159,031	3,128,493
Ultra Long Term US Treasury Bond	768	6/30/25	93,888,000	573,781
US Treasury Long Bond	2,341	6/30/25	274,555,406	(157,004)
Total - Futures Long				4,644,467
Futures Short:
10 Year US Treasury Note	205	6/30/25	(22,799,844)	(95,401)
Ultra 10-Year Treasury Note	2,169	6/30/25	(247,537,125)	(2,796,602)
Total - Futures Short				(2,892,003)
Total				$1,752,464

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2025
Futures contracts:
Average notional amount of contracts - long	$1,473,205,893
Average notional amount of contracts - short	239,326,352

Notes to Schedule of Investments (unaudited)
IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2025 is
$1,341,560,334, which represents 15.4% of net assets.

*	Non-income producing security.
‡
Variable or floating rate security. Rate shown is the current rate as of March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2025.
#	Loaned security; a portion of the security is on loan at March 31, 2025.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of March 31, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38	09/24/24	$1,615,754	$1,614,978	0.0%
The Portfolio has registration rights for certain restricted securities held as of March 31, 2025. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$1,061,212,856	$-
Bank Loans and Mezzanine Loans	-	56,426,878	-
Corporate Bonds	-	1,244,123,990	-
Mortgage-Backed Securities	-	775,077,376	-
United States Treasury Notes/Bonds	-	214,752,955	-
Common Stocks	5,230,949,152	-	-
Investment Companies	-	168,568,883	-
Investments Purchased with Cash Collateral from Securities Lending	-	1,026,720	-
Total Investments in Securities	$5,230,949,152	$3,521,189,658	$-
Other Financial Instruments(a):
Futures Contracts	4,801,471	-	-
Total Assets	$5,235,750,623	$3,521,189,658	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$3,049,007	$-	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual financial statements.
109-25-70300 05-25